Stock Plans (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Based Compensation Expense [Abstract]
Stock-based compensation expense	$ 290	$ 350	$ 297
Stock Plans (Textuals) [Abstract]
Total income tax benefit recognized in the income statement for stock-based compensation arrangements	104	127	107
Restricted Stock Awards [Member]
Stock Based Compensation Expense [Abstract]
Stock-based compensation expense	193	208	197
Stock Plans (Textuals) [Abstract]
Total unrecognized compensation cost	211
Weighted-average remaining vesting period	1 year 4 months 0 days
Stock Option [Member]
Stock Based Compensation Expense [Abstract]
Stock-based compensation expense	13	23	29
Stock Plans (Textuals) [Abstract]
Total unrecognized compensation cost	6
Weighted-average remaining vesting period	2 years 1 month 0 days
Liability-Based Awards [Member]
Stock Based Compensation Expense [Abstract]
Stock-based compensation expense	84	119	70
Performance And Market-Based Stock Options [Member]
Stock Based Compensation Expense [Abstract]
Stock-based compensation expense	$ 0	$ 0	$ 1